Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue [Line Items]
Revenues	$ 91,635	$ 85,576	$ 71,461
Japan [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	43,409	37,122	28,088
Mainland China [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	22,023	11,156	1,883
North America [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	12,673	24,074	27,183
Southeast Asia [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	4,461	4,605	4,912
Europe [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	4,146	4,207	3,361
Hong Kong SAR [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	2,052	1,660	4,166
Taiwan [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	1,582	868	604
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	$ 1,289	$ 1,884	$ 1,264